Income Taxes - Schedule Of Components Of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic			$ 9,946	$ 7,468
Foreign			(471)	48
Income from operations before income taxes	$ 9,290	$ (1,027)	$ 9,475	$ 7,516